Consolidated Balance Sheets ¥ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Current Assets
Cash and cash equivalents	$ 6,273,389	$ 415,275
Restricted cash	0	3,583,800
Accounts receivable, net	40,484,871	43,567,769
Inventories, net	1,097,048	1,339,302
Advances to suppliers, net	15,597,108	10,634,280
Other receivables, net	230,834	68,778
Deferred tax assets	0	140,226
Total current assets	63,683,250	59,749,430
Property, plant and equipment, net	11,118,635	12,802,932
Other Assets
Deferred tax assets	0	26,109
Intangible assets, net	2,102,507	2,422,421
Deposit for asset acquisiton	2,465,600	3,707,702
Deposit for business acquisition	7,705,000	0
Total Assets	87,074,992	78,708,594
Current Liabilities
Short-term bank loans	8,444,680	2,117,700
Bankers acceptance notes payable	0	7,167,600
Accounts payable	3,072,368	3,741,193
Customer deposits	606,029	562,995
Taxes payable	804,270	2,272,106
Accrued liabilities and other payable	1,058,160	370,211
Total current liabilities	13,985,507	16,231,805
Equity
Common stock, $0.001 par value, 50,000,000 shares authorized, 21,600,000 and 20,000,000 shares issued and outstanding at December 31,2015 and 2014	21,600	20,000
Additional paid-in capital	15,134,752	9,473,230
Statutory reserves	6,401,235	5,377,637
Retained earnings	48,350,456	40,935,229
Accumulated other comprehensive income (loss)	(262,900)	3,515,420
Total Stockholders' Equity	69,645,143	59,321,516
Noncontrolling interest	3,444,342	3,155,273
Total Equity	73,089,485	62,476,789
Total Liabilities and Equity	$ 87,074,992	$ 78,708,594